Financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 2,109,457	₺ 2,261,409
Financial assets, current	4,783,562	90,889
Amortized cost
Disclosure of financial assets [line items]
Financial assets, current	748,665	6,840
Amortized cost | Time deposits with maturity of more than three months
Disclosure of financial assets [line items]
Financial assets, current	748,665	6,840
Financial asset at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, Non-current	258,627
Financial assets, current	4,034,897
Financial asset at fair value through profit or loss | Currency protected time deposits
Disclosure of financial assets [line items]
Financial assets, current	₺ 4,034,897
Average maturity of financial assets	1 year
Financial asset at fair value through profit or loss | Currency Deposit Account
Disclosure of financial assets [line items]
Financial assets, current			$ 123,300	€ 73,300
Financial asset at fair value through profit or loss | Investment funds
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 258,627
Fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets, Non-current	1,850,830	2,261,409
Financial assets, current		84,049
Fair value through other comprehensive income | Listed debt securities
Disclosure of financial assets [line items]
Financial assets, Non-current	₺ 1,850,830	2,261,409
Financial assets, current		₺ 84,049